SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                        Unit Value
                                           -------------------------------------   Percent Change
                                           December 31, 1996     June 30, 1997     in Unit Value
                                           -----------------   -----------------   --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series -- Level
    1....................................      $24.7064            $28.2889            14.50%
   Capital Appreciation Series -- Level
    2....................................        9.9433             11.3934            14.58
   Government Securities Series -- Level
    1....................................       15.5644             15.8613             1.91
   Government Securities Series -- Level
    2....................................        9.9641             10.1616             1.98
   High Yield Series -- Level 1..........       19.7545             20.8187             5.39
   High Yield Series -- Level 2..........       10.0000*            10.5377             5.38
   Managed Sectors Series -- Level 1.....       22.0312             24.8628            12.85
   Managed Sectors Series -- Level 2.....        9.8974             11.1777            12.94
   Money Market Series -- Level 1........       12.7175             12.9395             1.75
   Money Market Series -- Level 2........       10.0240             10.2065             1.82
   Total Return Series -- Level 1........       20.0405             22.3221            11.38
   Total Return Series -- Level 2........       10.0182             11.1670            11.47
   World Governments Series -- Level 1...       16.7734             16.3668            (2.42)
   World Governments Series -- Level 2...       10.0242              9.7883            (2.35)
 MFS REGATTA GOLD CONTRACTS:
   Capital Appreciation Series...........      $22.5700            $25.8426            14.50%
   Conservative Growth Series............       19.9527             23.5759            18.16
   Emerging Growth Series................       14.5136             15.9269             9.74
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................        9.9199             12.0156            21.13
   MFS/Foreign & Colonial International
    Growth Series........................        9.7480             10.9870            12.71
   MFS/Foreign & Colonial International
    Growth and Income Series.............       10.4404             10.0541            (3.70)
   Government Securities Series..........       13.1252             13.3755             1.91
   High Yield Series.....................       16.2674             17.1437             5.39
   Managed Sectors Series................       18.5452             20.9287            12.85
   Money Market Series...................       11.3932             11.5921             1.75
   Research Series.......................       16.3209             18.3768            12.60
   Research Growth and Income Series.....       10.0000*            10.1777             1.78
   Total Return Series...................       16.6932             18.5937            11.38
   Utilities Series......................       14.5260             16.2325            11.75
   Value Series..........................       10.9234             12.1963            11.65
   World Asset Allocation Series.........       13.7702             14.9130             8.30
   World Governments Series..............       13.6780             13.3464            (2.42)
   World Growth Series...................       13.7523             15.5743            13.25
   World Total Return Series.............       13.1290             14.0716             7.18
 MFS REGATTA CLASSIC CONTRACTS:
   Capital Appreciation Series...........      $ 9.8765            $11.3086            14.50%
   Conservative Growth Series............        9.8549             11.6444            18.16
   Emerging Growth Series................        9.5644             10.4957             9.74
   MFS/Foreign & Colonial Emerging
    Markets Equity Series................       10.4127             12.6126            21.13
   MFS/Foreign & Colonial International
    Growth Series........................       10.0270             10.5905             5.62
   MFS/Foreign & Colonial International
    Growth and Income Series.............       10.0000*            10.3418             3.42
   Government Securities Series..........        9.9631             10.1531             1.91
   High Yield Series.....................       10.0910             10.6346             5.39
   Managed Sectors Series................       10.0000*            10.8475             8.48
   Money Market Series...................       10.0239             10.1989             1.75
   Research Series.......................        9.8296             11.0678            12.60
   Total Return Series...................        9.9034             11.0310            11.39
   Utilities Series......................       10.0000*            10.8976             8.98
   Value Series..........................       10.1034             11.2808            11.65
   World Asset Allocation Series.........       10.0430             10.8765             8.30
   World Governments Series..............       10.0000*             9.9956            (0.04)
   World Growth Series...................       10.0000*            11.3249            13.25
   World Total Return Series.............       10.0000*            10.6667             6.67

 *Reflects unit value on date of commencement of operations.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- June 30, 1997

 Assets:
   Investment in MFS/Sun Life Series Trust                                                Shares          Cost           Value
                                                                                        -----------  --------------  --------------
     Capital Appreciation Series ("CAS")..............................................   27,829,955  $  910,972,418  $1,045,987,179
     Conservative Growth Series ("CGS")...............................................   26,170,998     585,912,047     782,271,749
     Emerging Growth Series ("EGS")...................................................   20,141,045     287,793,991     328,559,480
     MFS/Foreign & Colonial Emerging Markets Equity Series ("FCE")....................    1,588,576      17,421,176      19,366,255
     MFS/Foreign & Colonial International Growth Series ("FCI").......................    1,697,570      16,566,083      17,291,468
     MFS/Foreign & Colonial International Growth and Income Series ("FCG")............    3,906,561      40,813,820      43,417,584
     Government Securities Series ("GSS").............................................   24,532,459     308,665,271     301,868,913
     High Yield Series ("HYS")........................................................   21,119,410     189,573,138     192,232,375
     Managed Sectors Series ("MSS")...................................................   10,261,944     245,503,333     270,654,311
     Money Market Series ("MMS")......................................................  369,322,026     369,322,026     369,322,026
     Research Series ("RES")..........................................................   26,956,795     410,672,772     491,458,982
     Research Growth and Income Series ("RGS")........................................       60,240         611,067         614,258
     Total Return Series ("TRS")......................................................   72,185,919   1,208,319,065   1,415,011,846
     Utilities Series ("UTS").........................................................    6,095,701      71,875,193      84,793,376
     Value Series ("VAL").............................................................    3,654,618      40,466,837      44,870,593
     World Asset Allocation Series ("WAA")............................................    7,523,346      98,091,862     107,584,726
     World Governments Series ("WGS").................................................   10,528,659     121,345,699     111,821,662
     World Growth Series ("WGR")......................................................   16,097,933     198,542,508     233,734,591
     World Total Return Series ("WTR")................................................    4,061,102      50,410,928      56,689,788
                                                                                                     --------------  --------------
                                                                                                     $5,172,879,234  $5,917,551,162
                                                                                                     --------------
                                                                                                     --------------
 Liability:
   Payable to Sponsor..............................................................................................        (763,099)
                                                                                                                     --------------
         Net Assets................................................................................................  $5,916,788,063
                                                                                                                     --------------
                                                                                                                     --------------

                                                     Applicable to Owners of          Reserve
                                               Deferred Variable Annuity Contracts      for
                                              -------------------------------------   Variable
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:      Units     Unit Value      Value      Annuities       Total
                                              ----------  ----------   ------------  ----------  --------------
   MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................   4,704,326   $28.2889    $133,139,298  $  324,460  $  133,463,758
     CAS -- Level 2.........................   2,937,378    11.3934      33,362,689      13,288      33,375,977
     GSS -- Level 1.........................   2,274,024    15.8613      36,079,718      61,897      36,141,615
     GSS -- Level 2.........................     902,297    10.1616       9,153,785      28,430       9,182,215
     HYS -- Level 1.........................     957,688    20.8187      19,942,567      16,106      19,958,673
     HYS -- Level 2.........................     371,393    10.5377       3,915,531      --           3,915,531
     MSS -- Level 1.........................   1,538,280    24.8628      38,144,135     151,981      38,296,116
     MSS -- Level 2.........................   1,024,241    11.1777      11,533,086      --          11,533,086
     MMS -- Level 1.........................   3,544,810    12.9395      46,043,313      47,100      46,090,413
     MMS -- Level 2.........................   1,637,212    10.2065      16,494,922       2,972      16,497,894
     TRS -- Level 1.........................   9,286,433    22.3221     207,308,596   1,218,576     208,527,172
     TRS -- Level 2.........................   3,893,022    11.1670      43,417,020      31,632      43,448,652
     WGS -- Level 1.........................   1,130,416    16.3668      18,510,125      66,754      18,576,879
     WGS -- Level 2.........................     216,897     9.7883       2,111,872      --           2,111,872
                                                                       ------------  ----------  --------------
                                                                       $619,156,657  $1,963,196  $  621,119,853
                                                                       ------------  ----------  --------------
                                                  (continued)

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                      Applicable to Owners of           Reserve
                                                Deferred Variable Annuity Contracts       for
 NET ASSETS APPLICABLE TO CONTRACT OWNERS     ---------------------------------------   Variable
 (CONTINUED):                                   Units     Unit Value       Value       Annuities       Total
                                              ----------  ----------   --------------  ----------  --------------
   MFS REGATTA GOLD CONTRACTS:
     CAS....................................  33,801,757   $25.8426    $  873,377,810  $4,652,335  $  878,030,145
     CGS....................................  32,951,414    23.5759       776,971,721   2,128,927     779,100,648
     EGS....................................  20,513,238    15.9269       326,694,399     388,348     327,082,747
     FCE....................................   1,580,908    12.0156        18,995,483      32,037      19,027,520
     FCI....................................   1,676,206    10.9870        16,852,069       9,929      16,861,998
     FCG....................................   3,913,389    10.0541        42,997,589      80,695      43,078,284
     GSS....................................  19,111,341    13.3755       255,659,214     489,392     256,148,606
     HYS....................................   9,717,537    17.1437       166,565,377     510,000     167,075,377
     MSS....................................  10,514,186    20.9287       219,806,601     577,435     220,384,036
     MMS....................................  26,239,418    11.5921       304,250,441     795,936     305,046,377
     RES....................................  26,480,094    18.3768       486,613,161   1,548,424     488,161,585
     RGS....................................      60,345    10.1777           614,258      --             614,258
     TRS....................................  62,106,071    18.5937     1,154,651,045   2,258,856   1,156,909,901
     UTS....................................   5,195,002    16.2325        84,317,543     264,765      84,582,308
     VAL....................................   3,603,026    12.1963        43,944,094      98,219      44,042,313
     WAA....................................   7,163,796    14.9130       106,824,150     433,803     107,257,953
     WGS....................................   6,795,150    13.3464        90,704,140     376,057      91,080,197
     WGR....................................  14,938,339    15.5743       232,809,547     581,057     233,390,604
     WTR....................................   4,008,259    14.0716        56,401,042     188,488      56,589,530
                                                                       --------------  ----------  --------------
                                                                       $5,259,049,684  $15,414,703 $5,274,464,387
                                                                       --------------  ----------  --------------
   MFS REGATTA CLASSIC CONTRACTS:
     CAS....................................      88,065   $11.3086    $      997,014  $   --      $      997,014
     CGS....................................     268,976    11.6444         3,132,831      --           3,132,831
     EGS....................................     135,868    10.4957         1,427,497      --           1,427,497
     FCE....................................      26,605    12.6126           335,768      --             335,768
     FCI....................................      41,499    10.3418           429,457      --             429,457
     FCG....................................      31,569    10.5905           334,469      --             334,469
     GSS....................................      42,413    10.1531           431,120      --             431,120
     HYS....................................     108,473    10.6346         1,153,269      --           1,153,269
     MSS....................................      32,142    10.8475           348,850      --             348,850
     MMS....................................     147,627    10.1989         1,506,729      --           1,506,729
     RES....................................     308,683    11.0678         3,417,962      --           3,417,962
     TRS....................................     530,000    11.0310         5,850,855      --           5,850,855
     UTS....................................      12,440    10.8976           132,574      --             132,574
     VAL....................................      72,777    11.2808           821,480      --             821,480
     WAA....................................      32,224    10.8765           350,811      --             350,811
     WGS....................................       9,551     9.9956            95,514      --              95,514
     WGR....................................      29,393    11.3249           332,856      --             332,856
     WTR....................................       9,815    10.6667           104,767      --             104,767
                                                                       --------------  ----------  --------------
                                                                       $   21,203,823  $   --      $   21,203,823
                                                                       --------------  ----------  --------------
         Net Assets.................................................   $5,899,410,164  $17,377,899 $5,916,788,063
                                                                       --------------  ----------  --------------
                                                                       --------------  ----------  --------------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF OPERATIONS -- Six Months Ended June 30, 1997

                                          CAS            CGS            EGS             FCE            FCI
                                      Sub-Account    Sub-Account    Sub-Account     Sub-Account    Sub-Account
                                      ------------   ------------   ------------   -------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 88,676,113   $ 35,535,241   $  1,301,804    $    7,806     $   24,244
   Mortality and expense risk
    charges.........................     5,827,177      3,901,076      1,721,985        61,978         63,279
   Distribution expense charges.....       115,734        --             --            --              --
   Administrative expense charges...       583,528        468,129        206,638         7,437          7,594
                                      ------------   ------------   ------------   -------------   -----------
       Net investment income
        (expense)...................  $ 82,149,674   $ 31,166,036   $   (626,819)   $  (61,609)    $  (46,629)
                                      ------------   ------------   ------------   -------------   -----------
                                      ------------   ------------   ------------   -------------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $195,307,163   $  9,859,828   $ 21,067,371    $1,181,745     $1,598,548
     Cost of investments sold.......   148,645,619      5,642,822     17,849,082     1,085,636      1,667,007
                                      ------------   ------------   ------------   -------------   -----------
       Net realized gains (losses)..  $ 46,661,544   $  4,217,006   $  3,218,289    $   96,109     $  (68,459)
                                      ------------   ------------   ------------   -------------   -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................  $135,014,761   $196,359,702   $ 40,765,489    $1,945,079     $  725,385
     Beginning of period............   133,626,673    122,871,165     16,355,150        47,389        (64,127)
                                      ------------   ------------   ------------   -------------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $  1,388,088   $ 73,488,537   $ 24,410,339    $1,897,690     $  789,512
                                      ------------   ------------   ------------   -------------   -----------
     Realized and unrealized gains
      (losses)......................  $ 48,049,632   $ 77,705,543   $ 27,628,628    $1,993,799     $  721,053
                                      ------------   ------------   ------------   -------------   -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS......................  $130,199,306   $108,871,579   $ 27,001,809    $1,932,190     $  674,424
                                      ------------   ------------   ------------   -------------   -----------
                                      ------------   ------------   ------------   -------------   -----------

                                          FCG           GSS            HYS
                                      Sub-Account   Sub-Account    Sub-Account
                                      -----------   ------------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  506,953    $ 20,574,577   $12,574,875
   Mortality and expense risk
    charges.........................     234,615       1,887,187     1,066,400
   Distribution expense charges.....      --              35,842        17,197
   Administrative expense charges...      28,154         190,620       110,771
                                      -----------   ------------   -----------
       Net investment income
        (expense)...................  $  244,184    $ 18,460,928   $11,380,507
                                      -----------   ------------   -----------
                                      -----------   ------------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions
     Proceeds from sales............  $4,829,449    $ 46,890,858   $61,061,280
     Cost of investments sold.......   4,675,189      47,432,259    58,412,803
                                      -----------   ------------   -----------
       Net realized gains (losses)..  $  154,260    $   (541,401)  $ 2,648,477
                                      -----------   ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period..................  $2,603,764    $ (6,796,358)  $ 2,659,237
     Beginning of period............     801,687       5,399,156     7,187,592
                                      -----------   ------------   -----------
       Change in unrealized
        appreciation
        (depreciation)..............  $1,802,077    $(12,195,514)  $(4,528,355)
                                      -----------   ------------   -----------
     Realized and unrealized gains
      (losses)......................  $1,956,337    $(12,736,915)  $(1,879,878)
                                      -----------   ------------   -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS......................  $2,200,521    $  5,724,013   $ 9,500,629
                                      -----------   ------------   -----------
                                      -----------   ------------   -----------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT F

                                               MSS          MMS           RES          RGS           TRS           UTS
                                           Sub-Account  Sub-Account   Sub-Account  Sub-Account   Sub-Account   Sub-Account
                                           -----------  ------------  -----------  -----------   ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $29,226,909  $  8,610,382  $12,704,276    $--         $136,291,376  $ 8,922,718
   Mortality and expense risk charges....    1,536,157     2,181,746    2,421,591       492         8,083,035      456,817
   Distribution expense charges..........       35,145        37,279      --          --              183,058      --
   Administrative expense charges........      149,194       224,530      290,591     --              786,906       54,818
                                           -----------  ------------  -----------  -----------   ------------  -----------
       Net investment income (expense)...  $27,506,413  $  6,166,827  $ 9,992,094    $ (492)     $127,238,377  $ 8,411,083
                                           -----------  ------------  -----------  -----------   ------------  -----------
                                           -----------  ------------  -----------  -----------   ------------  -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions
     Proceeds from sales.................  $37,529,402  $397,826,095  $ 5,850,961    $  308      $113,750,588  $ 2,661,036
     Cost of investments sold............   30,767,503   397,826,095    3,799,181       303        81,358,565    1,829,950
                                           -----------  ------------  -----------  -----------   ------------  -----------
       Net realized gains................  $ 6,761,899  $    --       $ 2,051,780    $    5      $ 32,392,023  $   831,086
                                           -----------  ------------  -----------  -----------   ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................  $25,150,978  $    --       $80,786,210    $3,191      $206,692,781  $12,918,183
     Beginning of period.................   28,912,535       --        42,800,056     --          223,195,771   13,599,433
                                           -----------  ------------  -----------  -----------   ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $(3,761,557) $    --       $37,986,154    $3,191      $(16,502,990) $  (681,250)
                                           -----------  ------------  -----------  -----------   ------------  -----------
     Realized and unrealized gains.......  $ 3,000,342  $    --       $40,037,934    $3,196      $ 15,889,033  $   149,836
                                           -----------  ------------  -----------  -----------   ------------  -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $30,506,755  $  6,166,827  $50,030,028    $2,704      $143,127,410  $ 8,560,919
                                           -----------  ------------  -----------  -----------   ------------  -----------
                                           -----------  ------------  -----------  -----------   ------------  -----------

                                               VAL           WAA
                                           Sub-Account   Sub-Account
                                           -----------   -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  287,830    $4,694,705
   Mortality and expense risk charges....     182,909       556,958
   Distribution expense charges..........      --            --
   Administrative expense charges........      21,949        66,835
                                           -----------   -----------
       Net investment income (expense)...  $   82,972    $4,070,912
                                           -----------   -----------
                                           -----------   -----------
 REALIZED AND UNREALIZED GAINS:
   Realized gains on investment
    transactions
     Proceeds from sales.................  $  933,496    $3,617,191
     Cost of investments sold............     847,432     2,748,040
                                           -----------   -----------
       Net realized gains................  $   86,064    $  869,151
                                           -----------   -----------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................  $4,403,756    $9,492,864
     Beginning of period.................     744,641     7,002,678
                                           -----------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $3,659,115    $2,490,186
                                           -----------   -----------
     Realized and unrealized gains.......  $3,745,179    $3,359,337
                                           -----------   -----------
   INCREASE IN NET ASSETS FROM
    OPERATIONS...........................  $3,828,151    $7,430,249
                                           -----------   -----------
                                           -----------   -----------

                       See notes to financial statements

SUN LIFE (U.S.) VARIABLE ACCOUNT F

                                               WGS           WGR           WTR
                                           Sub-Account   Sub-Account   Sub-Account        Total
                                           -----------   -----------   -----------   ---------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 4,501,932   $ 4,834,251   $1,265,181    $   370,541,173
   Mortality and expense risk charges....      715,465     1,272,362      277,158         32,448,387
   Distribution expense charges..........       16,143       --            --                440,398
   Administrative expense charges........       69,713       152,683       33,259          3,453,349
                                           -----------   -----------   -----------   ---------------
       Net investment income.............  $ 3,700,611   $ 3,409,206   $  954,764    $   334,199,039
                                           -----------   -----------   -----------   ---------------
                                           -----------   -----------   -----------   ---------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions
     Proceeds from sales.................  $18,912,547   $20,572,556   $1,165,333    $   944,615,755
     Cost of investments sold............   21,671,636    17,549,867      921,187        844,730,176
                                           -----------   -----------   -----------   ---------------
       Net realized gains (losses).......  $(2,759,089)  $ 3,022,689   $  244,146    $    99,885,579
                                           -----------   -----------   -----------   ---------------
   Net unrealized appreciation
    (depreciation) on investments
     End of period.......................  $(9,524,037)  $35,192,083   $6,278,860    $   744,671,928
     Beginning of period.................   (5,431,957)   15,241,453    3,870,720        616,160,015
                                           -----------   -----------   -----------   ---------------
       Change in unrealized appreciation
        (depreciation)...................  $(4,092,080)  $19,950,630   $2,408,140    $   128,511,913
                                           -----------   -----------   -----------   ---------------
     Realized and unrealized gains
      (losses)...........................  $(6,851,169)  $22,973,319   $2,652,286    $   228,397,492
                                           -----------   -----------   -----------   ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM
    OPERATIONS...........................  $(3,150,558)  $26,382,525   $3,607,050    $   562,596,531
                                           -----------   -----------   -----------   ---------------
                                           -----------   -----------   -----------   ---------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                            CAS                            CGS                           EGS
                                        Sub-Account                    Sub-Account                   Sub-Account
                               ------------------------------  ----------------------------  ----------------------------
                                 Six Months                     Six Months                    Six Months
                                    Ended        Year Ended        Ended       Year Ended        Ended       Year Ended
                                  June 30,        Dec. 31,       June 30,       Dec. 31,       June 30,       Dec. 31,
                                    1997            1996           1997           1996           1997           1996
                               ---------------  -------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (expense).................. $    82,149,674  $  52,941,263  $  31,166,036  $   8,788,822  $    (626,819) $  (1,968,496)
  Net realized gains
   (losses)...................      46,661,544     62,169,749      4,217,006      4,512,770      3,218,289      4,277,168
  Net unrealized gains........       1,388,088     27,056,227     73,488,537     69,960,621     24,410,339     12,802,194
                               ---------------  -------------  -------------  -------------  -------------  -------------
      Increase in net assets
       from operations........ $   130,199,306  $ 142,167,239  $ 108,871,579  $  83,262,213  $  27,001,809  $  15,110,866
                               ---------------  -------------  -------------  -------------  -------------  -------------

PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................. $    93,210,535  $ 148,876,483  $  99,020,909  $ 153,852,554  $  50,655,411  $ 122,215,402
    Net transfers between Sub-
     Accounts and Fixed
     Account..................       1,749,491     (5,608,366)    67,083,350     36,048,717     10,066,995     50,369,380
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (80,367,760)   (47,835,347)   (17,330,976)   (19,835,752)    (6,338,884)    (8,085,001)
                               ---------------  -------------  -------------  -------------  -------------  -------------
      Net accumulation
       activity............... $    14,592,266  $  95,432,770  $ 148,773,283  $ 170,065,519  $  54,383,522  $ 164,499,781
                               ---------------  -------------  -------------  -------------  -------------  -------------
  Annuitization Activity:
    Annuitizations............ $     1,073,202  $   1,193,495  $     490,544  $     437,102  $      19,165  $     286,409
    Annuity payments and
     contract charges.........        (454,889)      (347,090)       (99,940)      (129,806)       (28,284)       (13,624)
    Net transfers between Sub-
     Accounts.................          40,820        119,425        353,957        116,806         15,772         44,347
    Adjustments to annuity
     reserve..................        (268,628)       (50,462)        24,044        (87,515)       (13,728)        21,044
                               ---------------  -------------  -------------  -------------  -------------  -------------
      Net annuitization
       activity............... $       390,505  $     915,368  $     768,605  $     336,587  $      (7,075) $     338,176
                               ---------------  -------------  -------------  -------------  -------------  -------------
  Increase in net assets from
   participant transactions... $    14,982,771  $  96,348,138  $ 149,541,888  $ 170,402,106  $  54,376,447  $ 164,837,957
                               ---------------  -------------  -------------  -------------  -------------  -------------
    Increase in net assets.... $   145,182,077  $ 238,515,377  $ 258,413,467  $ 253,664,319  $  81,378,256  $ 179,948,823
                               ---------------  -------------  -------------  -------------  -------------  -------------

NET ASSETS:
  Beginning of period.........     900,684,817    662,169,440    523,820,012    270,155,693    247,131,988     67,183,165
                               ---------------  -------------  -------------  -------------  -------------  -------------
  End of period............... $ 1,045,866,894  $ 900,684,817  $ 782,233,479  $ 523,820,012  $ 328,510,244  $ 247,131,988
                               ---------------  -------------  -------------  -------------  -------------  -------------
                               ---------------  -------------  -------------  -------------  -------------  -------------

                                          FCE
                                      Sub-Account
                               -------------------------
                                Six Months
                                  Ended      Year Ended
                                 June 30,     Dec. 31,
                                   1997         1996*
                               ------------  -----------
OPERATIONS:
  Net investment income
   (expense).................. $    (61,609) $   (13,026)
  Net realized gains
   (losses)...................       96,109       (5,712)
  Net unrealized gains........    1,897,690       47,389
                               ------------  -----------
      Increase in net assets
       from operations........ $  1,932,190  $    28,651
                               ------------  -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................. $  4,713,663  $ 1,048,658
    Net transfers between Sub-
     Accounts and Fixed
     Account..................    9,614,930    2,213,104
    Withdrawals, surrenders,
     annuitizations and
     contract charges.........     (197,418)     (18,977)
                               ------------  -----------
      Net accumulation
       activity............... $ 14,131,175  $ 3,242,785
                               ------------  -----------
  Annuitization Activity:
    Annuitizations............ $     33,202  $   --
    Annuity payments and
     contract charges.........       (1,748)     --
    Net transfers between Sub-
     Accounts.................      --           --
    Adjustments to annuity
     reserve..................       (2,967)     --
                               ------------  -----------
      Net annuitization
       activity............... $     28,487  $   --
                               ------------  -----------
  Increase in net assets from
   participant transactions... $ 14,159,662  $ 3,242,785
                               ------------  -----------
    Increase in net assets.... $ 16,091,852  $ 3,271,436
                               ------------  -----------
NET ASSETS:
  Beginning of period.........    3,271,436      --
                               ------------  -----------
  End of period............... $ 19,363,288  $ 3,271,436
                               ------------  -----------
                               ------------  -----------

 *For the period July 1, 1996 (commencement of operations) to December 31, 1996

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                              FCI                            FCG                          GSS
                                          Sub-Account                    Sub-Account                  Sub-Account
                                 ------------------------------  ----------------------------  --------------------------
                                   Six Months                     Six Months                    Six Months
                                      Ended        Year Ended        Ended       Year Ended       Ended       Year Ended
                                    June 30,        Dec. 31,       June 30,       Dec. 31,       June 30,      Dec. 31,
                                      1997            1996           1997           1996           1997          1996
                                 ---------------  -------------  -------------  -------------  ------------  ------------
OPERATIONS:
  Net investment income
   (expense).................... $       (46,629) $     (21,609) $     244,184  $    (328,431) $ 18,460,928  $ 13,823,215
  Net realized gains (losses)...         (68,459)        (1,678)       154,260        251,398      (541,401)   (2,504,323)
  Net unrealized gains
   (losses).....................         789,512        (64,127)     1,802,077        690,250   (12,195,514)  (10,551,635)
                                 ---------------  -------------  -------------  -------------  ------------  ------------
      Increase (decrease) in net
       assets from operations... $       674,424  $     (87,414) $   2,200,521  $     613,217  $  5,724,013  $    767,257
                                 ---------------  -------------  -------------  -------------  ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................... $     5,842,344  $   2,460,672  $   4,851,344  $  19,437,825  $ 24,659,007  $ 54,669,405
    Net transfers between Sub-
     Accounts and Fixed
     Account....................       5,399,579      3,215,694      2,249,045      8,809,224   (12,680,987)  (14,448,899)
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................        (162,532)       (60,665)    (1,049,715)      (951,163)  (28,096,584)  (21,010,408)
                                 ---------------  -------------  -------------  -------------  ------------  ------------
      Net accumulation
       activity................. $    11,079,391  $   5,615,701  $   6,050,674  $  27,295,886  $(16,118,564) $ 19,210,098
                                 ---------------  -------------  -------------  -------------  ------------  ------------
  Annuitization Activity:
    Annuitizations.............. $         9,715  $    --        $      39,180  $      43,066  $     19,232  $    268,329
    Annuity payments and
     contract charges...........            (349)      --               (2,320)        (1,385)     (107,765)     (240,819)
    Net transfers between Sub-
     Accounts...................       --              --             --             --             (47,101)     (309,558)
    Adjustments to annuity
     reserve....................             (13)      --               (6,311)         1,480        10,464       (40,665)
                                 ---------------  -------------  -------------  -------------  ------------  ------------
      Net annuitization
       activity................. $         9,353  $    --        $      30,549  $      43,161  $   (125,170) $   (322,713)
                                 ---------------  -------------  -------------  -------------  ------------  ------------
  Increase (decrease) in net
   assets from participant
   transactions................. $    11,088,744  $   5,615,701  $   6,081,223  $  27,339,047  $(16,243,734) $ 18,887,385
                                 ---------------  -------------  -------------  -------------  ------------  ------------
    Increase (decrease) in net
     assets..................... $    11,763,168  $   5,528,287  $   8,281,744  $  27,952,264  $(10,519,721) $ 19,654,642
                                 ---------------  -------------  -------------  -------------  ------------  ------------

NET ASSETS:
  Beginning of period...........       5,528,287       --           35,131,009      7,178,745   312,423,277   292,768,635
                                 ---------------  -------------  -------------  -------------  ------------  ------------
  End of period................. $    17,291,455  $   5,528,287  $  43,412,753  $  35,131,009  $301,903,556  $312,423,277
                                 ---------------  -------------  -------------  -------------  ------------  ------------
                                 ---------------  -------------  -------------  -------------  ------------  ------------

                                            HYS
                                        Sub-Account
                                 --------------------------
                                  Six Months
                                    Ended       Year Ended
                                   June 30,      Dec. 31,
                                     1997          1996
                                 ------------  ------------
OPERATIONS:
  Net investment income
   (expense).................... $ 11,380,507  $  7,621,505
  Net realized gains (losses)...    2,648,477     5,703,568
  Net unrealized gains
   (losses).....................   (4,528,355)      840,341
                                 ------------  ------------
      Increase (decrease) in net
       assets from operations... $  9,500,629  $ 14,165,414
                                 ------------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................... $ 25,312,838  $ 33,898,269
    Net transfers between Sub-
     Accounts and Fixed
     Account....................   11,912,336     4,326,619
    Withdrawals, surrenders,
     annuitizations and contract
     charges....................  (15,999,113)  (11,758,613)
                                 ------------  ------------
      Net accumulation
       activity................. $ 21,226,061  $ 26,466,275
                                 ------------  ------------
  Annuitization Activity:
    Annuitizations.............. $    264,273  $    137,217
    Annuity payments and
     contract charges...........     (110,954)      (79,990)
    Net transfers between Sub-
     Accounts...................      --             14,805
    Adjustments to annuity
     reserve....................      (49,667)      (42,595)
                                 ------------  ------------
      Net annuitization
       activity................. $    103,652  $     29,437
                                 ------------  ------------
  Increase (decrease) in net
   assets from participant
   transactions................. $ 21,329,713  $ 26,495,712
                                 ------------  ------------
    Increase (decrease) in net
     assets..................... $ 30,830,342  $ 40,661,126
                                 ------------  ------------
NET ASSETS:
  Beginning of period...........  161,272,508   120,611,382
                                 ------------  ------------
  End of period................. $192,102,850  $161,272,508
                                 ------------  ------------
                                 ------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                                         MSS                         MMS                         RES
                                                     Sub-Account                 Sub-Account                 Sub-Account
                                              --------------------------  --------------------------  --------------------------
                                               Six Months                  Six Months                  Six Months
                                                 Ended       Year Ended      Ended       Year Ended      Ended       Year Ended
                                                June 30,      Dec. 31,      June 30,      Dec. 31,      June 30,      Dec. 31,
                                                  1997          1996          1997          1996          1997          1996
                                              ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS:
  Net investment income (expense)............ $ 27,506,413  $ 24,096,088  $  6,166,827  $  9,789,043  $  9,992,094  $   (428,000)
  Net realized gains.........................    6,761,899     2,898,908       --            --          2,051,780     1,850,763
  Net unrealized gains (losses)..............   (3,761,557)    4,637,529       --            --         37,986,154    34,176,685
                                              ------------  ------------  ------------  ------------  ------------  ------------
      Increase in net assets from
       operations............................ $ 30,506,755  $ 31,632,525  $  6,166,827  $  9,789,043  $ 50,030,028  $ 35,599,448
                                              ------------  ------------  ------------  ------------  ------------  ------------

PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received............... $ 23,865,913  $ 40,598,625  $ 85,455,847  $208,990,259  $ 84,861,749  $156,881,700
    Net transfers between Sub-Accounts and
     Fixed Account...........................   (3,984,708)    7,831,933    24,982,011   (43,233,439)   44,523,918    64,021,188
    Withdrawals, surrenders, annuitizations
     and contract charges....................  (24,622,225)  (13,315,281) (108,913,115)  (46,733,186)   (8,989,643)   (7,956,041)
                                              ------------  ------------  ------------  ------------  ------------  ------------
      Net accumulation activity.............. $ (4,741,020) $ 35,115,277  $  1,524,743  $119,023,634  $120,396,024  $212,946,847
                                              ------------  ------------  ------------  ------------  ------------  ------------
  Annuitization Activity:
    Annuitizations........................... $    425,193  $     82,609  $     71,081  $  1,121,927  $    108,461  $    557,791
    Annuity payments and contract charges....     (104,198)      (76,110)     (121,650)     (206,726)      (66,219)      (62,358)
    Net transfers between Sub-Accounts.......       (4,090)       41,877      (309,205)     (190,340)        8,218       118,346
    Adjustments to annuity reserve...........      (75,065)      (12,576)      (21,232)      (23,831)          426        38,061
                                              ------------  ------------  ------------  ------------  ------------  ------------
      Net annuitization activity............. $    241,840  $     35,800  $   (381,006) $    701,030  $     50,886  $    651,840
                                              ------------  ------------  ------------  ------------  ------------  ------------
  Increase (decrease) in net assets from
   participant transactions.................. $ (4,499,180) $ 35,151,077  $  1,143,737  $119,724,664  $120,446,910  $213,598,687
                                              ------------  ------------  ------------  ------------  ------------  ------------
    Increase in net assets................... $ 26,007,575  $ 66,783,602  $  7,310,564  $129,513,707  $170,476,938  $249,198,135
                                              ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS:
  Beginning of period........................  244,554,513   177,770,911   361,830,849   232,317,142   321,102,609    71,904,474
                                              ------------  ------------  ------------  ------------  ------------  ------------
  End of period.............................. $270,562,088  $244,554,513  $369,141,413  $361,830,849  $491,579,547  $321,102,609
                                              ------------  ------------  ------------  ------------  ------------  ------------
                                              ------------  ------------  ------------  ------------  ------------  ------------

                                                   RGS
                                               Sub-Account
                                               -----------
                                               Six Months
                                                  Ended
                                                June 30,
                                                 1997**
                                               -----------
OPERATIONS:
  Net investment income (expense)............    $    (492)
  Net realized gains.........................            5
  Net unrealized gains (losses)..............        3,191
                                               -----------
      Increase in net assets from
       operations............................    $   2,704
                                               -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received...............    $ 176,856
    Net transfers between Sub-Accounts and
     Fixed Account...........................      435,234
    Withdrawals, surrenders, annuitizations
     and contract charges....................         (536)
                                               -----------
      Net accumulation activity..............    $ 611,554
                                               -----------
  Annuitization Activity:
    Annuitizations...........................    $ --
    Annuity payments and contract charges....      --
    Net transfers between Sub-Accounts.......      --
    Adjustments to annuity reserve...........      --
                                               -----------
      Net annuitization activity.............    $ --
                                               -----------
  Increase (decrease) in net assets from
   participant transactions..................    $ 611,554
                                               -----------
    Increase in net assets...................    $ 614,258
                                               -----------
NET ASSETS:
  Beginning of period........................      --
                                               -----------
  End of period..............................    $ 614,258
                                               -----------
                                               -----------

**For the period June 1, 1997 (commencement of operations) to June 30, 1997

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                           TRS                            UTS                           VAL
                                       Sub-Account                    Sub-Account                   Sub-Account
                              ------------------------------  ----------------------------  ----------------------------
                                Six Months                     Six Months                    Six Months
                                  Ended         Year Ended        Ended       Year Ended        Ended       Year Ended
                                 June 30,        Dec. 31,       June 30,       Dec. 31,       June 30,       Dec. 31,
                                   1997            1996           1997           1996           1997          1996***
                              --------------  --------------  -------------  -------------  -------------  -------------
OPERATIONS:
  Net investment income
   (expense)................. $  127,238,377  $   64,654,089  $   8,411,083  $   1,926,985  $      82,972  $     (53,621)
  Net realized gains.........     32,392,023      20,511,061        831,086      1,617,706         86,064         23,298
  Net unrealized gains
   (losses)..................    (16,502,990)     50,461,971       (681,250)     6,572,565      3,659,115        744,641
                              --------------  --------------  -------------  -------------  -------------  -------------
      Increase in net assets
       from operations....... $  143,127,410  $  135,627,121  $   8,560,919  $  10,117,256  $   3,828,151  $     714,318
                              --------------  --------------  -------------  -------------  -------------  -------------

PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................ $  123,374,253  $  158,550,497  $   7,565,966  $  18,235,404  $  14,482,628  $  10,936,155
    Net transfers between
     Sub-Accounts and Fixed
     Account.................     24,461,303       7,794,293      2,719,052        835,305     10,501,636      5,122,274
    Withdrawals, surrenders,
     annuitizations and
     contract charges........   (123,043,230)    (79,238,642)    (2,207,424)    (3,059,763)      (743,897)       (63,860)
                              --------------  --------------  -------------  -------------  -------------  -------------
      Net accumulation
       activity.............. $   24,792,326  $   87,106,148  $   8,077,594  $  16,010,946  $  24,240,367  $  15,994,569
                              --------------  --------------  -------------  -------------  -------------  -------------
  Annuitization Activity:
    Annuitizations........... $      681,293  $      505,447  $     123,749  $     116,582  $      96,594  $    --
    Annuity payments and
     contract charges........       (491,096)       (762,883)       (20,419)       (18,434)        (3,407)      --
    Net transfers between
     Sub-Accounts............         87,209          56,990         28,886       --             --             --
    Adjustments to annuity
     reserve.................       (107,259)        (87,530)         6,857        (82,561)        (6,799)      --
                              --------------  --------------  -------------  -------------  -------------  -------------
      Net annuitization
       activity.............. $      170,147  $     (287,976) $     139,073  $      15,587  $      86,388  $    --
                              --------------  --------------  -------------  -------------  -------------  -------------
  Increase in net assets from
   participant
   transactions.............. $   24,962,473  $   86,818,172  $   8,216,667  $  16,026,533  $  24,326,755  $  15,994,569
                              --------------  --------------  -------------  -------------  -------------  -------------
    Increase in net assets... $  168,089,883  $  222,445,293  $  16,777,586  $  26,143,789  $  28,154,906  $  16,708,887
                              --------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS:
  Beginning of period........  1,246,646,697   1,024,201,404     67,937,296     41,793,507     16,708,887       --
                              --------------  --------------  -------------  -------------  -------------  -------------
  End of period.............. $1,414,736,580  $1,246,646,697  $  84,714,882  $  67,937,296  $  44,863,793  $  16,708,887
                              --------------  --------------  -------------  -------------  -------------  -------------
                              --------------  --------------  -------------  -------------  -------------  -------------

                                           WAA
                                       Sub-Account
                               ---------------------------
                                Six Months
                                  Ended       Year Ended
                                 June 30,      Dec. 31,
                                   1997          1996
                               ------------  -------------
OPERATIONS:
  Net investment income
   (expense).................  $  4,070,912  $     595,575
  Net realized gains.........       869,151      1,629,596
  Net unrealized gains
   (losses)..................     2,490,186      4,425,108
                               ------------  -------------
      Increase in net assets
       from operations.......  $  7,430,249  $   6,650,279
                               ------------  -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................  $ 14,735,820  $  33,549,719
    Net transfers between
     Sub-Accounts and Fixed
     Account.................    10,766,471     13,363,954
    Withdrawals, surrenders,
     annuitizations and
     contract charges........    (2,067,537)    (2,987,226)
                               ------------  -------------
      Net accumulation
       activity..............  $ 23,434,754  $  43,926,447
                               ------------  -------------
  Annuitization Activity:
    Annuitizations...........  $     62,840  $     174,043
    Annuity payments and
     contract charges........       (18,397)       (17,132)
    Net transfers between
     Sub-Accounts............        79,587       --
    Adjustments to annuity
     reserve.................         2,234         16,443
                               ------------  -------------
      Net annuitization
       activity..............  $    126,264  $     173,354
                               ------------  -------------
  Increase in net assets from
   participant
   transactions..............  $ 23,561,018  $  44,099,801
                               ------------  -------------
    Increase in net assets...  $ 30,991,267  $  50,750,080
                               ------------  -------------
NET ASSETS:
  Beginning of period........    76,617,497     25,867,417
                               ------------  -------------
  End of period..............  $107,608,764  $  76,617,497
                               ------------  -------------
                               ------------  -------------

***For the period June 3, 1996 (commencement of operations) to December 31, 1996

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

                                         WGS                         WGR                          WTR
                                     Sub-Account                 Sub-Account                  Sub-Account
                              --------------------------  --------------------------  ----------------------------
                               Six Months                  Six Months                  Six Months
                                 Ended       Year Ended      Ended       Year Ended       Ended       Year Ended
                                June 30,      Dec. 31,      June 30,      Dec. 31,      June 30,       Dec. 31,
                                  1997          1996          1997          1996          1997           1996
                              ------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS:
  Net investment income...... $  3,700,611  $ 16,535,862  $  3,409,206  $  9,576,256  $     954,764  $      71,547
  Net realized gains
   (losses)..................   (2,759,089)   (2,712,091)    3,022,689     6,018,165        244,146        545,390
  Net unrealized gains
   (losses)..................   (4,092,080)   (9,808,667)   19,950,630     1,415,056      2,408,140      2,845,849
                              ------------  ------------  ------------  ------------  -------------  -------------
      Increase (decrease) in
       net assets from
       operations............ $ (3,150,558) $  4,015,104  $ 26,382,525  $ 17,009,477  $   3,607,050  $   3,462,786
                              ------------  ------------  ------------  ------------  -------------  -------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................ $  5,498,038  $ 10,730,732  $ 13,330,233  $ 40,398,624  $   8,369,537  $  16,294,987
    Net transfers between
     Sub-Accounts and Fixed
     Account.................  (10,417,425)  (13,803,477)    7,386,998     3,588,236      8,462,136      5,434,372
    Withdrawals, surrenders,
     annuitizations and
     contract charges........   (7,786,812)  (11,401,973)   (6,264,580)   (9,375,496)    (1,153,299)    (1,579,132)
                              ------------  ------------  ------------  ------------  -------------  -------------
      Net accumulation
       activity.............. $(12,706,199) $(14,474,718) $ 14,452,651  $ 34,611,364  $  15,678,374  $  20,150,227
                              ------------  ------------  ------------  ------------  -------------  -------------
  Annuitization Activity:
    Annuitizations........... $     57,993  $     55,515  $     16,515  $    157,641  $      38,331  $    --
    Annuity payments and
     contract charges........      (69,340)     (171,649)      (47,449)      (71,968)       (13,293)       (17,146)
    Net transfers between
     Sub-Accounts............       (8,188)      (25,947)     (250,090)       13,731       --             --
    Adjustments to annuity
     reserve.................       (3,131)       (4,679)      (57,505)        8,938           (837)       (10,126)
                              ------------  ------------  ------------  ------------  -------------  -------------
      Net annuitization
       activity.............. $    (22,666) $   (146,760) $   (338,529) $    108,342  $      24,201  $     (27,272)
                              ------------  ------------  ------------  ------------  -------------  -------------
  Increase (decrease) in net
   assets from participant
   transactions.............. $(12,728,865) $(14,621,478) $ 14,114,122  $ 34,719,706  $  15,702,575  $  20,122,955
                              ------------  ------------  ------------  ------------  -------------  -------------
    Increase (decrease) in
     net assets.............. $(15,879,423) $(10,606,374) $ 40,496,647  $ 51,729,183  $  19,309,625  $  23,585,741
                              ------------  ------------  ------------  ------------  -------------  -------------
NET ASSETS:
  Beginning of period........  127,743,885   138,350,259   193,226,813   141,497,630     37,384,672     13,798,931
                              ------------  ------------  ------------  ------------  -------------  -------------
  End of period.............. $111,864,462  $127,743,885  $233,723,460  $193,226,813  $  56,694,297  $  37,384,672
                              ------------  ------------  ------------  ------------  -------------  -------------
                              ------------  ------------  ------------  ------------  -------------  -------------


                                          Total
                              ------------------------------
                                Six Months
                                  Ended         Year Ended
                                 June 30,        Dec. 31,
                                   1997            1996
                              --------------  --------------
OPERATIONS:
  Net investment income...... $  334,199,039  $  207,607,067
  Net realized gains
   (losses)..................     99,885,579     106,785,736
  Net unrealized gains
   (losses)..................    128,511,913     196,251,997
                              --------------  --------------
      Increase (decrease) in
       net assets from
       operations............ $  562,596,531  $  510,644,800
                              --------------  --------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received................ $  689,982,891  $1,231,625,970
    Net transfers between
     Sub-Accounts and Fixed
     Account.................    215,231,365     135,880,112
    Withdrawals, surrenders,
     annuitizations and
     contract charges........   (435,335,280)   (285,266,526)
                              --------------  --------------
      Net accumulation
       activity.............. $  469,878,976  $1,082,239,556
                              --------------  --------------
  Annuitization Activity:
    Annuitizations........... $    3,630,563  $    5,137,173
    Annuity payments and
     contract charges........     (1,761,717)     (2,217,120)
    Net transfers between
     Sub-Accounts............         (4,225)            482
    Adjustments to annuity
     reserve.................       (569,117)       (356,574)
                              --------------  --------------
      Net annuitization
       activity.............. $    1,295,504  $    2,563,961
                              --------------  --------------
  Increase (decrease) in net
   assets from participant
   transactions.............. $  471,174,480  $1,084,803,517
                              --------------  --------------
    Increase (decrease) in
     net assets.............. $1,033,771,011  $1,595,448,317
                              --------------  --------------
NET ASSETS:
  Beginning of period........  4,883,017,052   3,287,568,735
                              --------------  --------------
  End of period.............. $5,916,788,063  $4,883,017,052
                              --------------  --------------
                              --------------  --------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on July 13, 1989 as a funding vehicle for the variable portion of certain group combination fixed/variable annuity contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a subsidiary of the Sponsor, is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.25% for Regatta and Regatta Gold contracts and 1.00% for Regatta Classic contracts.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Each year on the account anniversary, an account administration fee ("Account Fee") equal to the lesser of $30 or 2% of the participant's account value in the case of Regatta and Regatta Gold and $50 for Regatta Classic is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta and Regatta Gold, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. Accounts are transferred from MFS Regatta -- Level 1 to MFS Regatta -- Level 2 in the month following the seventh account anniversary. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold and Regatta Classic contracts which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4% or 3%, as stated in each participant's certificate. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                   Units Outstanding                                 Fixed Accumulation
                                  Beginning of Period       Units Purchased                Account
                                 ----------------------  ----------------------  ---------------------------
                                 Six Months              Six Months               Six Months
                                   Ended     Year Ended    Ended     Year Ended     Ended        Year Ended
                                  June 30,    Dec. 31,    June 30,    Dec. 31,     June 30,       Dec. 31,
                                    1997        1996        1997        1996         1997           1996
                                 ----------  ----------  ----------  ----------  ------------   ------------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................   6,316,305   6,615,207         201       3,487    (1,016,799)       267,320
 CAS -- Level 2*...............      58,968      --         622,946      62,873     2,988,825            142
 GSS -- Level 1................   3,362,650   3,535,152      --           1,574      (711,782)       206,595
 GSS -- Level 2*...............      55,891      --         265,628      59,729       893,700          3,442
 HYS -- Level 1................   1,204,380   1,068,412      --          --          (136,528)       271,328
 HYS -- Level 2................           0           0      64,794           0       499,104              0
 MSS -- Level 1................   2,202,213   2,150,361         189      --          (422,298)       253,891
 MSS -- Level 2*...............      14,270      --         240,391      18,662       987,126        --
 MMS -- Level 1................   3,859,738   3,453,907        (298)      7,940     2,566,850      1,420,458
 MMS -- Level 2*...............      59,562      --         289,247      74,316     3,276,362         (3,576)
 TRS -- Level 1................  12,461,003  13,106,997       1,598       2,594    (1,826,352)       580,878
 TRS -- Level 2*...............      32,548      --         814,971      61,666     4,271,011        --
 WGS -- Level 1................   1,460,289   1,730,002      --          --          (242,191)        (4,348)
 WGS -- Level 2*...............       3,325      --          34,073       4,988       262,550        --


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized               End of Period
                                 -------------------------   ----------------------
                                 Six Months                  Six Months
                                    Ended      Year Ended      Ended     Year Ended
                                  June 30,      Dec. 31,      June 30,    Dec. 31,
                                    1997          1996          1997        1996
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1................    (595,381)     (569,709)    4,704,326   6,316,305
 CAS -- Level 2*...............    (733,361)       (4,047)    2,937,378      58,968
 GSS -- Level 1................    (376,844)     (380,671)    2,274,024   3,362,650
 GSS -- Level 2*...............    (312,922)       (7,280)      902,297      55,891
 HYS -- Level 1................    (110,164)     (135,360)      957,688   1,204,380
 HYS -- Level 2................    (192,505)            0       371,393           0
 MSS -- Level 1................    (241,824)     (202,039)    1,538,280   2,202,213
 MSS -- Level 2*...............    (217,546)       (4,392)    1,024,241      14,270
 MMS -- Level 1................  (2,881,480)   (1,022,567)    3,544,810   3,859,738
 MMS -- Level 2*...............  (1,987,959)      (11,178)    1,637,212      59,562
 TRS -- Level 1................  (1,349,816)   (1,229,466)    9,286,433  12,461,003
 TRS -- Level 2*...............  (1,225,508)      (29,118)    3,893,022      32,548
 WGS -- Level 1................     (87,682)     (265,365)    1,130,416   1,460,289
 WGS -- Level 2*...............     (83,051)       (1,663)      216,897       3,325

*Level 2 units for the year ended December 31, 1996 are for the period December 9, 1996 (date of commencement of Level 2 units) to December 31, 1996

 MFS REGATTA GOLD
  CONTRACTS:
 ------------------------------
 CAS...........................  32,796,793  27,782,739   2,316,467   7,263,696      (202,947)      (496,244)
 CGS...........................  26,199,975  16,712,586   4,534,845   8,644,701     3,050,429      2,000,284
 EGS...........................  16,998,044   5,346,104   3,351,623   8,728,028       614,306      3,530,938
 FCE*..........................     329,630      --         400,838     107,088       868,457        224,483
 FCI*..........................     564,742      --         573,952     250,279       555,129        323,501
 FCG...........................   3,360,596     711,179     444,229   1,891,793       213,214        856,286
 GSS...........................  19,714,114  18,082,586     939,344   4,278,441      (794,165)    (1,392,606)
 HYS...........................   8,424,289   6,880,080   1,170,965   2,241,058       548,888        (53,191)
 MSS...........................  10,541,726   8,542,869     561,315   2,422,482      (254,907)       147,148
 MMS...........................  27,275,583  17,186,041   4,615,043  18,886,918    (3,559,815)    (5,479,056)
 RES...........................  19,577,745   5,341,160   4,857,903  10,525,524     2,601,963      4,302,978
 TRS...........................  59,508,016  53,091,748   3,714,530  10,291,268       990,518       (170,571)
 UTS...........................   4,671,192   3,410,047     495,448   1,448,517       175,406         68,243
 VAL**.........................   1,520,787      --       1,228,096   1,039,259       924,534        492,924
 WAA...........................   5,539,010   2,141,041   1,016,172   2,590,553       756,601      1,048,013
 WGS...........................   7,510,766   8,272,858     191,344     818,386      (680,322)    (1,036,800)
 WGR...........................  13,989,946  11,421,691     921,938   3,069,026       478,431        227,986
 WTR...........................   2,836,079   1,170,586     622,066   1,353,637       638,474        448,221

 MFS REGATTA GOLD
 ------------------------------
 CAS...........................  (1,108,556)   (1,753,398)   33,801,757  32,796,793
 CGS...........................    (833,835)   (1,157,596)   32,951,414  26,199,975
 EGS...........................    (450,735)     (607,026)   20,513,238  16,998,044
 FCE*..........................     (18,017)       (1,941)    1,580,908     329,630
 FCI*..........................     (17,617)       (9,038)    1,676,206     564,742
 FCG...........................    (104,650)      (98,662)    3,913,389   3,360,596
 GSS...........................    (747,952)   (1,254,307)   19,111,341  19,714,114
 HYS...........................    (426,605)     (643,658)    9,717,537   8,424,289
 MSS...........................    (333,948)     (570,773)   10,514,186  10,541,726
 MMS...........................  (2,091,393)   (3,318,320)   26,239,418  27,275,583
 RES...........................    (557,517)     (591,917)   26,480,094  19,577,745
 TRS...........................  (2,106,993)   (3,704,429)   62,106,071  59,508,016
 UTS...........................    (147,044)     (255,615)    5,195,002   4,671,192
 VAL**.........................     (70,391)      (11,396)    3,603,026   1,520,787
 WAA...........................    (147,987)     (240,597)    7,163,796   5,539,010
 WGS...........................    (226,638)     (543,678)    6,795,150   7,510,766
 WGR...........................    (451,976)     (728,757)   14,938,339  13,989,946
 WTR...........................     (88,360)     (136,365)    4,008,259   2,836,079

  CONTRACTS:

 *Units for the year ended December 31, 1996 are for the period July 1, 1996 (commencement of operations of the Sub-Account) to December 31, 1996
**Units for the year ended December 31, 1996 are for the period June 3, 1996 (commencement of operations of the Sub-Account) to December 31, 1996

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                   Units Outstanding                                 Fixed Accumulation
                                  Beginning of Period       Units Purchased                Account
                                 ----------------------  ----------------------  ---------------------------
                                 Six Months              Six Months               Six Months
                                   Ended     Year Ended    Ended     Year Ended     Ended        Year Ended
                                  June 30,    Dec. 31,    June 30,    Dec. 31,     June 30,       Dec. 31,
                                    1997        1996        1997        1996         1997           1996
                                 ----------  ----------  ----------  ----------  ------------   ------------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS*..........................      1,892      --          79,107       1,892         7,089        --
 CGS*..........................      3,545      --         211,255       8,005        54,554         (4,460)
 EGS*..........................      9,744      --         165,917      11,935       (39,338)        (2,191)
 FCE**.........................        140      --          23,054         352         3,612           (212)
 FCG+..........................     --          --          29,450      --             2,119        --
 FCI**.........................      2,249      --          37,781       2,249         1,819        --
 GSS**.........................      6,514      --          36,905       6,514          (983)       --
 HYS*..........................      8,219      --          41,886       7,097        58,869          1,122
 MSS++.........................     --          --          26,421      --             5,721        --
 MMS**.........................     13,813      --         187,117      13,813       (53,283)       --
 RES***........................     25,665      --         311,338      25,659       (26,147)             6
 TRS***........................     40,575      --         477,682      33,797        15,292          6,778
 UTS++.........................     --          --          12,772      --              (308)       --
 VAL*..........................      9,578      --          63,847       8,416          (369)         1,162
 WAA*..........................      6,448      --          24,975       7,086           810           (638)
 WGS++++.......................     --          --           7,297      --             2,254        --
 WGR****.......................         71      --          27,602      --             1,720             71
 WTR+++........................     --          --           9,815      --           --             --


                                     Units Withdrawn,
                                      Surrendered and          Units Outstanding
                                        Annuitized               End of Period
                                 -------------------------   ----------------------
                                 Six Months                  Six Months
                                    Ended      Year Ended      Ended     Year Ended
                                  June 30,      Dec. 31,      June 30,    Dec. 31,
                                    1997          1996          1997        1996
                                 -----------   -----------   ----------  ----------
 MFS REGATTA CLASSIC
  CONTRACTS:
 ------------------------------
 CAS*..........................         (23)       --           88,065       1,892
 CGS*..........................        (378)       --          268,976       3,545
 EGS*..........................        (455)       --          135,868       9,744
 FCE**.........................        (201)       --           26,605         140
 FCG+..........................      --            --           31,569      --
 FCI**.........................        (350)       --           41,499       2,249
 GSS**.........................         (23)       --           42,413       6,514
 HYS*..........................        (501)       --          108,473       8,219
 MSS++.........................      --            --           32,142      --
 MMS**.........................         (20)       --          147,627      13,813
 RES***........................      (2,173)       --          308,683      25,665
 TRS***........................      (3,549)       --          530,000      40,575
 UTS++.........................         (24)       --           12,440      --
 VAL*..........................        (279)       --           72,777       9,578
 WAA*..........................          (9)       --           32,224       6,448
 WGS++++.......................      --            --            9,551      --
 WGR****.......................      --            --           29,393          71
 WTR+++........................      --            --            9,815      --

  *Units for the year ended December 31, 1996 are for the period December 2, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

 **Units for the year ended December 31, 1996 are for the period December 9, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

 ***Units for the year ended December 31, 1996 are for the period November 27, 1996 (commencement of operations of the Sub-Account) to December 31, 1996.

****Operations commenced December 31, 1996.

  +Units for the period ended June 30, 1997 are for the period January 7, 1997 (commencement of operations of the Sub-Account) to June 30, 1997.

 ++Units for the period ended June 30, 1997 are for the period January 22, 1997 (commencement of operations of the Sub-Account) to June 30, 1997.

 +++Units for the period ended June 30, 1997 are for the period February 11, 1997 (commencement of operations of the Sub-Account) to June 30, 1997.

++++Units for the period ended June 30, 1997 are for the period February 21, 1997 (commencement of operations of the Sub-Account) to June 30, 1997.

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account F (the Variable Account) as of June 30, 1997, the related statements of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of June 30, 1997, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 8, 1997

                    ----------------------------------------

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

MFS REGATTA
MFS REGATTA GOLD
MFS REGATTA CLASSIC

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
JOHN D. McNEIL, Chairman and Director
DONALD A. STEWART, President and Director
DAVID D. HORN, Senior Vice President and
  General Manager and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
A. KEITH BRODKIN, Director
M. COLYER CRUM, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
MARGARET SEARS MEAD, Assistant Vice President
  and Secretary
L. BROCK THOMSON, Vice President
  and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Annuity Service Center
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116-3741

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
 ACCOUNT INFORMATION
 For account information, please call toll free:
 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free: 1-800-752-7215 any business day from 8 a.m. to 6 p.m. Eastern time.

                                                             GOLD-2 8/97 130M

                                       FG

                                       HI

                                      ACDE

                       SEMIANNUAL REPORT - JUNE 30, 1997

                                      PROFESSIONALLY MANAGED ANNUITIES ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA